--------------------------------------------------------------------------------


SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================






Dear Shareholder:



We are pleased to present the annual report of Short Term Income Fund, Inc. for the year ended August 31, 2002.

The Fund's Money Market Portfolio had 14,662 shareholders and net assets of $1,287,526,635 as of August 31, 2002. The Government Portfolio had 4,190 shareholders and net assets of $642,738,876 as of August 31, 2002.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff


Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2002
================================================================================


    Face                                                                                Maturity                         Value
   Amount                                                                                 Date            Yield        (Note 1)
   ------                                                                                 ----            -----         ------
Commercial Paper (30.16%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000    BAE Systems Holdings Inc.                                              09/23/02          1.78%     $   19,978,367
   45,000,000    California PCR Finance Authority (Shell Oil)                           09/03/02          1.88          45,000,000
   11,000,000    Caterpillar Financial Services                                         09/09/02          2.05          10,995,038
   20,000,000    Caterpillar Financial Services                                         12/16/02          2.10          19,877,511
   15,000,000    General Electric Capital Corporation                                   04/24/03          1.78          14,827,667
   20,000,000    General Electric Capital Corporation                                   04/28/03          1.77          19,767,639
   30,000,000    HBOS Treasury Services                                                 12/10/02          1.81          29,850,000
   30,000,000    Long Lane Master Trust IV - Series A (a)                               09/16/02          1.76          29,978,000
   15,000,000    Long Lane Master Trust IV - Series A (a)                               09/30/02          1.80          14,978,250
   13,363,000    Long Lane Master Trust IV - Series A (a)                               11/15/02          1.75          13,314,559
   30,000,000    Market Street Funding                                                  09/18/02          1.75          29,975,208
   15,000,000    Sigma Finance Corporation                                              09/25/02          1.83          14,981,800
   20,000,000    Societe Generale North America                                         11/26/02          2.11          19,900,383
   15,000,000    Societe Generale North America                                         12/19/02          2.03          14,908,712
   15,000,000    Special Purpose Accounts Receivable                                    09/12/02          1.74          14,992,025
   15,000,000    Special Purpose Accounts Receivable                                    09/16/02          1.75          14,989,063
   10,000,000    State of Mississippi Taxable GO (Mississippi Major Economic Impact)    03/14/03          2.75          10,000,000
   30,000,000    Superior Funding Capital Corporation                                   09/09/02          1.75          29,988,333
   20,000,000    Winston-Salem, NC COPS                                                 09/06/02          1.77          20,000,000
-------------                                                                                                       --------------
  389,363,000    Total Commercial Paper                                                                                388,302,555
-------------                                                                                                       --------------
Foreign Commercial Paper (4.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000    Alliance & Leicester PLC                                               11/18/02          1.71%     $   19,926,333
   15,000,000    Swedish Export Credit Corporation                                      09/19/02          1.89          14,985,900
   22,100,000    Yorkshire Building Society                                             09/06/02          1.76          22,094,598
-------------                                                                                                       --------------
   57,100,000    Total Foreign Commercial Paper                                                                         57,006,831
-------------                                                                                                       --------------
Funding Agreement (1.16%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000    John Hancock Mutual Life Insurance Company (b)                         08/19/05          1.82%     $   15,000,000
-------------                                                                                                       --------------
   15,000,000    Total Funding Agreement                                                                                15,000,000
-------------                                                                                                       --------------
Letter of Credit Commercial Paper (22.56%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000    AES Shady Point Inc.
                 LOC Bank of America                                                    09/03/02          1.83%     $   19,997,978



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

================================================================================


    Face                                                                        Maturity                           Value
   Amount                                                                         Date              Yield        (Note 1)
   ------                                                                         ----              -----         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000    Banco Bradesco S.A.
                 LOC Bayerische Hypovereinsbank, A.G.                           09/16/02            1.74%    $     9,992,750
   19,500,000    Banco Continental de Panama S.A.
                 LOC ING Bank NV                                                09/06/02            1.83          19,495,071
   12,000,000    Banco Rio de La Plata S.A.
                 LOC Banco Santander                                            12/09/02            2.31          11,925,090
   28,000,000    Banco Rio de La Plata S.A.
                 LOC Banco Santander                                            03/06/03            2.28          27,674,500
   50,750,000    Banco Rio de La Plata S.A.
                 LOC HSBC Bank US                                               05/27/03            1.90          50,039,726
    5,000,000    Cemex S.A. de C.V.
                 LOC Barclays Bank PLC                                          09/25/02            1.77           4,994,100
   15,000,000    CSN Overseas
                 LOC Banco Santander                                            10/16/02            2.17          14,959,687
   26,000,000    Dean Health System Inc.
                 LOC Marshall & Ilsley                                          09/19/02            1.76          25,977,120
   20,000,000    Floren Container Inc.
                 LOC Bank of America                                            10/23/02            1.79          19,948,578
   20,000,000    Louis Dreyfus Corporation
                 LOC Dresdner Bank                                              09/06/02            1.73          19,995,194
   20,000,000    Louis Dreyfus Corporation
                 LOC Barclays Bank PLC                                          09/16/02            1.74          19,985,500
   20,000,000    Louis Dreyfus Corporation
                 LOC Credit Agricole                                            09/25/02            1.76          19,976,533
   10,000,000    Quincy Capital Corporation
                 Insured by AMBAC Indemnity Corp.                               09/18/02            1.73           9,991,831
   15,550,000    Vermont Economic Development Authority - Series A
                 LOC First Union National Bank                                  10/08/02            1.85          15,550,000
-------------                                                                                                ---------------
  291,800,000    Total Letter of Credit Commercial Paper                                                         290,503,658
-------------                                                                                                ---------------
Loan Participations (3.88%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000    Equitable Life Assurance Society With J.P. Morgan Chase (c)    03/20/03            1.85%    $    30,000,000
   20,000,000    Mt. Vernon Phenol Plant Partnership With J.P. Morgan Chase (d)
                 Guaranteed by General Electric Company                         05/19/03            1.81          20,000,000
-------------                                                                                                ---------------
   50,000,000    Total Loan Participations                                                                        50,000,000
-------------                                                                                                ---------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2002
================================================================================


    Face                                                                        Maturity                           Value
   Amount                                                                         Date              Yield        (Note 1)
   ------                                                                         ----              -----         ------
Medium Term Notes (1.86%)
------------------------------------------------------------------------------------------------------------------------------------
$   8,619,000  Heller Financial GE                                              05/15/03            2.10%    $     8,963,151
   15,000,000  Sigma Finance Corporation                                        11/20/02            2.33          15,000,000
-------------                                                                                                ---------------
   23,619,000  Total Medium Term Notes                                                                            23,963,151
-------------                                                                                                ---------------
Repurchase Agreement (6.45%)
------------------------------------------------------------------------------------------------------------------------------------
$  83,000,000  Salomon Smith Barney, Repurchase proceeds at maturity $83,017,246
               (Collateralized by $83,824,953, GNMA, 6.000% to 24.527%,
               due 07/20/26 to 04/20/31 Value $84,660,000)                      09/03/02            1.87%    $    83,000,000
-------------                                                                                                ---------------
   83,000,000  Total Repurchase Agreement                                                                         83,000,000
-------------                                                                                                ---------------
Short Term Bank Note (0.78%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Bank of America                                                  05/06/03            2.50%    $    10,000,000
-------------                                                                                                ---------------
   10,000,000  Total Short Term Bank Note                                                                         10,000,000
-------------                                                                                                ---------------
Variable Rate Demand Instruments (23.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   4,145,000  Ali Industries Inc. Project (e)
               LOC National City Bank, Northwest                                07/01/10            2.00%    $     4,145,000
    5,500,000  Allegheny County, PA (Union Electric Steel Corporation) (e)
               LOC PNC Bank, N.A.                                               11/01/27            2.00           5,500,000
    2,045,000  ARS Development Project (e)
               LOC National City Bank                                           09/01/21            2.00           2,045,000
    1,450,000  B & V Land Company, L.L.C. (e)
               LOC First Michigan Bank                                          09/01/27            2.10           1,450,000
    1,790,000  Bank of Kentucky Building (e)
               LOC Firstar Bank                                                 12/01/19            2.08           1,790,000
    3,520,000  Bollman Capital, L.L.C. - Series 1996A (e)
               LOC National City Bank/Michigan National Bank                    12/15/26            2.00           3,520,000
      850,000  Burgess & Niple Limited (e)
               LOC National City Bank, Northwest                                09/01/14            2.00             850,000
    1,655,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (e)
               LOC National City Bank, Northwest                                09/01/08            2.00           1,655,000
    3,000,000  California PCFA Environmental Improvement Bonds
               (Shell Oil Company Project) (e)                                  06/01/38            1.78           3,000,000
    2,843,000  Capital One Funding Corporation
               Floating Rate Option Notes - Series 1997D (e)
               LOC Bank One                                                     07/02/18            1.90           2,843,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity                           Value
   Amount                                                                         Date              Yield        (Note 1)
   ------                                                                         ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000    Caterpillar Financial Services (f)                             07/07/03            1.96%    $    15,000,000
    5,000,000    Catholic Health Initiatives - Series C (e)                     12/01/27            2.15           5,000,000
      590,000    Cedar Works Project (e)
                 LOC Firstar Bank                                               05/01/09            2.00             590,000
   13,000,000    City and County of San Francisco (e)
                 LOC Bayerische Hypovereinsbank, A.G.                           07/01/34            1.80          13,000,000
   10,000,000    Columbus, GA Development Authority (Foundry Project) (e)
                 LOC Bank of Nova Scotia                                        12/01/19            2.00          10,000,000
    1,520,000    Community Limited Care (e)
                 LOC Fifth Third Bank                                           12/01/12            2.03           1,520,000
   12,500,000    Credit Suisse First Boston (g)                                 07/21/03            1.82          12,498,900
    1,260,000    Crownover Lumber Company (e)
                 LOC Fifth Third Bank                                           09/01/08            2.03           1,260,000
      915,000    Crownover Lumber Company (e)
                 LOC Fifth Third Bank                                           09/01/08            2.08             915,000
    3,120,000    Defiance Metal Products Company (e)
                 LOC First Michigan Bank                                        09/01/09            2.00           3,120,000
    5,265,000    Dickenson Press, Inc. - Series 1997 (e)
                 LOC First Michigan Bank                                        01/01/27            2.25           5,265,000
    1,200,000    Dormont Manufacturing Company, Inc. (e)
                 LOC PNC Bank, N.A.                                             03/01/08            2.00           1,200,000
    8,700,000    DP Fox Capital, L.L.C. (e)
                 LOC ABN AMRO Bank, N.A.                                        09/01/29            2.05           8,700,000
    3,485,000    Frank J. Catanzaro Sons and Daughters (e)
                 LOC Firstar Bank                                               01/01/15            2.00           3,485,000
    2,550,000    Gesmundo & Associates, Inc. (e)
                 LOC National City Bank, Northwest                              08/15/27            1.97           2,550,000
    4,000,000    Global Beverage Systems (e)
                 LOC Fifth Third Bank                                           09/01/13            1.90           4,000,000
      560,000    Jake Sweeney Automotive, Inc. (e)
                 LOC Firstar Bank                                               04/01/10            2.00             560,000
    1,470,000    KBL Capital Fund, Inc. (e)
                 LOC Old Kent Bank & Trust Co.                                  07/01/15            2.05           1,470,000
   25,000,000    Key Bank (h)                                                   11/01/02            1.93          24,994,270






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2002
================================================================================


    Face                                                                        Maturity                           Value
   Amount                                                                         Date              Yield        (Note 1)
   ------                                                                         ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,680,000  Labelle Capital Funding - Series A (e)
               LOC National City Bank, Northwest                                09/01/26            2.05%    $     1,680,000
      710,000  Labelle Capital Funding - Series A (e)
               LOC National City Bank, Northwest                                09/01/26            2.05             710,000
    4,400,000  Lam Funding, L.L.C. (e)
               LOC National City Bank, Northwest                                12/15/27            1.97           4,400,000
   10,000,000  Lehman Brothers Holdings (i)                                     11/22/02            2.08          10,005,408
    9,600,000  Lexington Financial Health Care RB - Series 2001 (e)
               LOC LaSalle National Bank                                        02/01/26            1.90           9,600,000
    3,175,000  LKWP Investments, L.L.C. (e)
               LOC First Michigan Bank                                          03/01/27            2.10           3,175,000
    1,135,000  Machining Center (e)
               LOC Comerica Bank                                                10/01/27            2.10           1,135,000
    1,135,000  Madison, WI Community Development Authority RDA
               (Block 90 Project) (e)
               LOC US Bank, N.A.                                                10/01/08            2.10           1,135,000
    3,655,000  Maryland HEFA (Glen Meadows Retirement Community) (e)
               LOC First Union National Bank                                    07/01/29            1.90           3,655,000
    1,500,000  Miami Valley Realty Associates  (e)
               LOC Key Bank, N.A.                                               06/01/12            2.08           1,500,000
    3,175,000  Mobile Airport (e)
               LOC Regions Bank                                                 10/01/24            1.86           3,175,000
   15,050,000  Mobile, AL Springhill Medical Clinic Board RB
               (Springhill Medical Complex) (e)
               LOC Amsouth Bank, N.A.                                           06/01/20            1.85          15,050,000
      960,000  Mount Carmel East Professional Office Building - Series 1994 (e)
               LOC National City Bank, Northwest                                01/01/14            2.00             960,000
    1,375,000  Mount Carmel Partnership Project (e)
               LOC National City Bank, Northwest                                08/01/14            2.00           1,375,000
    3,500,000  Mt. Ontario Holdings L.L.C. (j)
               LOC Firstar Bank                                                 04/01/21            1.85           3,500,000
    1,290,000  Mubea, Inc. Project (e)
               LOC Fifth Third Bank                                             12/01/04            1.90           1,290,000
    3,905,000  New Federal Cold Storage (e)
               LOC National City Bank, Pennsylvania                             11/01/12            2.00           3,905,000





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity                           Value
   Amount                                                                         Date              Yield        (Note 1)
   ------                                                                         ----              -----         ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   9,900,000    Newport, KY Industrial Building RB
                 (Aquarium Holdings Project) (e)
                 LOC Fifth Third Bank                                           12/01/08            1.90%    $     9,900,000
    4,400,000    Ohio State Water Development Authority RB
                 (Independence Excavating, Inc.) (e)
                 LOC National City Bank, Northwest                              12/01/09            2.00           4,400,000
    3,040,000    Opportunity Aviation, Ltd. Project (e)
                 LOC National City Bank, Northwest                              12/02/02            2.00           3,040,000
    4,145,000    Ordeal Properties L.L.C. (e)
                 LOC Key Bank, N.A.                                             10/01/12            1.90           4,145,000
    6,700,000    Polar Plastics, Inc. (e)
                 LOC PNC Bank, N.A.                                             08/01/17            2.00           6,700,000
   11,650,000    PRD Financial L.L.C. (e)
                 LOC National City Bank, Northwest                              04/01/27            1.97          11,650,000
    2,400,000    Sacramento County Housing Authority
                 (Hidden Oaks Apartments) - Series 1999 (e)
                 Guaranteed by Federal National Mortgage Association            05/15/29            1.90           2,400,000
    2,685,000    Seven Z Enterprises (k)
                 LOC PNC Bank, N.A.                                             06/03/13            2.00           2,685,000
    1,165,000    SGS Tool Company (e)
                 LOC National City Bank                                         06/01/06            2.00           1,165,000
    3,330,000    Shelburne Realty & Troy Realty (e)
                 LOC National City Bank, Northwest                              04/01/17            2.00           3,330,000
    2,200,000    Soaring Eagle Partners L.P. (e)
                 LOC PNC Bank, N.A.                                             10/01/12            2.00           2,200,000
   14,555,000    Southwestern Group, Limited Project (e)
                 LOC Firstar Bank                                               07/01/21            1.98          14,555,000
    3,000,000    Stonegate Partners, L.L.C.
                 (Stonegate Partners Project) - Series 2002 (e)
                 LOC US Bank, N.A.                                              06/01/34            2.00           3,000,000
       60,000    Tom Richards, Inc. (Team Land, L.L.C./ Team Industries) (e)
                 LOC First Merit Bank                                           12/01/16            2.33              60,000
    3,549,000    TRC Medina Investors, Ltd. (e)
                 LOC U.S. Bank N.A.                                             09/15/21            2.00           3,549,000
    1,675,000    UAI Technologies, Inc. - Series 1998 (e)
                 LOC First Union National Bank                                  05/01/18            1.92           1,675,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2002
================================================================================


    Face                                                                          Maturity                        Value
   Amount                                                                           Date            Yield       (Note 1)
   ------                                                                           ----            -----        ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,400,000    Valley City Linen Co. (e)
                 LOC First Michigan Bank                                          02/01/27          2.10%    $     1,400,000
   15,000,000    Verizon Global Funding (l)                                       07/15/03          1.95          15,000,000
    5,460,000    Wise Investments L.L.C. (e)
                 LOC National City Bank, Northwest                                11/01/27          1.97           5,460,000
    1,275,000    Wulfeck Family Partnership Project (e)
                 LOC Fifth Third Bank                                             09/01/17          2.00           1,275,000
-------------                                                                                                ---------------
  305,767,000    Total Variable Rate Demand Instruments                                                          305,765,578
-------------                                                                                                ---------------
Yankee Certificates of Deposit (4.66%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000    Abbey National PLC                                               12/27/02          2.71%    $    14,999,527
   15,000,000    Rabobank Nederland                                               05/16/03          2.63          14,998,957
   30,000,000    Union Bank of Switzerland                                        10/15/02          2.02          30,000,000
-------------                                                                                                ---------------
   60,000,000    Total Yankee Certificates of Deposit                                                             59,998,484
-------------                                                                                                ---------------
                 Total Investments (99.69%) (Cost $1,283,540,257+)                                             1,283,540,257
                 Cash And Other Assets, Net of Liabilities (0.31%)                                                 3,986,378
                                                                                                             ---------------
                 Net Assets (100.00%)                                                                        $ 1,287,526,635
                                                                                                             ===============
                 Net Asset Value, Offering And Redemption Price Per Share:
                 Class A Shares,         322,381,454  Shares Outstanding (Note 3)                            $          1.00
                                                                                                             ===============
                 Class B Shares,         838,063,725  Shares Outstanding (Note 3)                            $          1.00
                                                                                                             ===============
                 First Southwest Shares, 127,081,456  Shares Outstanding (Note 3)                            $          1.00
                                                                                                             ===============

                 +   Aggregate cost for federal income tax purposes is identical.

















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a)  Guaranteed by Fleet Bank through Swap Agreement.

(b) The interest rate is adjusted quarterly based on 3 month LIBOR + 0.06% (one year put)/Evergreen maturity.

(c)  The interest rate is adjusted monthly based on 1 month LIBOR + 0.05%.

(d)  The interest rate is adjusted monthly based on 1 month LIBOR + 0.02%.

(e) Securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(f)  The  interest  rate  changes  quarterly  based upon three  month LIBOR plus
     0.10%.

(g)  The interest rate is adjusted quarterly based on 3 month LIBOR - 0.055%.

(h)  The interest rate is adjusted daily based upon prime rate - 2.955%.

(i)  The interest rate is adjusted monthly based on 1 month LIBOR + 0.27%.

(j) Securities payable on demand at par including accrued interest (with 1 days notice). Interest is adjusted daily.

(k) This security can be put on the first business day of the month at par. Interest is adjusted weekly.

(l)  The interest rate is adjusted quarterly based on 3 month LIBOR + 0.03%.


KEY:

     COPS      =   Certificates of Participation                  PCFA      =    Pollution Control Financial Authority
     GNMA      =   Government National Mortgage Association       PCR       =    Pollution Control Revenue
     GO        =   General Obligations                            RB        =    Revenue Bond
     HEFA      =   Health and Education Finance Authority         RDA       =    Revenue Development Authority
     LOC       =   Letter of Credit











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2002
================================================================================


    Face                                                                        Maturity                           Value
   Amount                                                                         Date              Yield        (Note 1)
   ------                                                                         ----              -----         ------
Repurchase Agreements (61.30%)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Bear, Stearns & Co., Repurchase proceeds at maturity
               $30,006,233 (Collateralized by $87,154,957, GNMA,
               5.000% to 9.000%, due 09/15/05 to 08/20/32, value $30,603,203)   09/03/02            1.87%     $   30,000,000
   24,000,000  Goldman Sachs Group, L.P., Repurchase proceeds at maturity
               $24,004,933 (Collateralized by $53,910,375, GNMA,
               6.000% to 7.500%, due 02/15/24 to 12/15/28, value $24,480,000)   09/03/02            1.85          24,000,000
  150,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity
               $150,031,000 (Collateralized by $223,828,400, GNMA,
               5.375% to 9.000%, due 07/15/17 to 08/15/32, value $153,000,886)  09/03/02            1.86         150,000,000
  160,000,000  Salomon Smith Barney, Inc., Repurchase proceeds at maturity
               $160,033,244 (Collateralized by $673,255,839, GNMA,
               0.000% to 10.620%, due 06/20/09 to 08/20/32, value $163,200,000) 09/03/02            1.87         160,000,000
   30,000,000  Union Bank of Switzerland, Repurchase proceeds at maturity
               $30,006,233 (Collateralized by $39,494,030, GNMA,
               5.000% to 6.000%, due 06/20/29 to 08/20/31, value $30,602,309)   09/03/02            1.87          30,000,000
-------------                                                                                                ---------------
  394,000,000  Total Repurchase Agreements                                                                       394,000,000
-------------                                                                                                ---------------
U.S. Government Obligations (38.61%)
------------------------------------------------------------------------------------------------------------------------------------
$  70,000,000  U.S. Treasury Bill                                               09/05/02            1.64%    $    69,986,745
   20,000,000  U.S. Treasury Bill                                               10/24/02            1.90          19,944,644
   20,000,000  U.S. Treasury Note, 6.00%                                        09/30/02            2.57          20,053,150
   25,000,000  U.S. Treasury Note, 5.75%                                        10/31/02            2.08          25,140,662
   30,000,000  U.S. Treasury Note, 5.63%                                        11/30/02            1.87          30,263,411
   10,000,000  U.S. Treasury Note, 5.63%                                        11/30/02            2.11          10,084,194
   10,000,000  U.S. Treasury Note, 4.75%                                        01/31/03            2.06          10,110,111
   20,000,000  U.S. Treasury Note, 5.50%                                        05/31/03            2.44          20,442,895
   20,000,000  U.S. Treasury Note, 3.88%                                        07/31/03            2.00          20,333,430
   21,000,000  U.S. Treasury Note, 5.75%                                        08/15/03            1.77          21,784,228
-------------                                                                                                ---------------
  246,000,000  Total U.S. Government Obligations                                                                 248,143,470
-------------                                                                                                ---------------
               Total Investments (99.91%) (Cost $642,143,470+)                                                   642,143,470
               Cash And Other Assets, Net of Liabilities (0.09%)                                                     595,406
                                                                                                             ---------------
               Net Assets (100.00%)                                                                          $   642,738,876
                                                                                                             ===============
               Net Asset Value, Offering And Redemption Price Per Share:
               Class A Shares, 241,905,781 Shares Outstanding (Note 3)                                       $          1.00
                                                                                                             ===============
               Class B Shares, 400,833,095 Shares Outstanding (Note 3)                                       $          1.00
                                                                                                             ===============

               +   Aggregate cost for federal income tax purpose is identical

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 2002

================================================================================

                                                                       Money Market                U.S. Government
                                                                         Portfolio                    Portfolio
                                                                   ---------------------       -----------------------
INVESTMENT INCOME
Income:
   Interest.....................................................  $           31,171,841      $             13,918,625
                                                                   ---------------------       -----------------------
Expenses: (Note 2)
   Investment management fee....................................               3,765,519                     1,590,080
   Administration fee...........................................               2,689,656                     1,283,167
   Distribution fee (First Southwest)...........................                  24,451                       -0-
   Shareholder servicing fee (Class A)..........................               1,066,934                       792,005
   Shareholder servicing fee (First Southwest)..................                  24,451                       -0-
   Shareholder servicing fee (TRA Class)........................                 -0-                             1,836
   Custodian expenses...........................................                  60,257                        37,080
   Shareholder servicing and related shareholder expenses+......               1,395,082                       568,897
   Legal, compliance and filing fees............................                 164,571                       140,309
   Audit and accounting.........................................                 136,409                       101,435
   Directors' fees..............................................                  31,774                        14,720
   Miscellaneous................................................                  15,109                        16,489
                                                                   ---------------------       -----------------------
       Total expenses...........................................               9,374,213                     4,546,018
       Less:
             Fees waived........................................  (                5,868)     (                  1,229)
             Expenses paid indirectly...........................  (               24,417)     (                  9,681)
                                                                   ---------------------       -----------------------
                  Net expenses..................................               9,343,928                     4,535,108
                                                                   ---------------------       -----------------------
Net investment income...........................................              21,827,913                     9,383,517


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................                  26,004                       -0-
                                                                   ---------------------       -----------------------

Increase in net assets from operations..........................  $           21,853,917      $              9,383,517
                                                                   =====================       =======================



+ Includes class specific transfer agency expenses of $761,400 and $516,287 for the Money Market Portfolio for Class A and Class B, respectively and $362,344 and $144,111 for the U.S. Government Portfolio for Class A and Class B, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2002 AND 2001
================================================================================

                                                    Money Market Portfolio                U.S. Government Portfolio
                                             -----------------------------------    -----------------------------------
                                                   2002                2001               2002               2001
                                             ----------------   ----------------    ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income..................  $     21,827,913   $     64,924,252    $     9,383,517     $    30,750,837
    Net realized gain (loss) on investments            26,004          1,613,024            -0-                   1,092
                                             ----------------   ----------------    ---------------     ---------------
    Increase in net assets from operations.        21,853,917         66,537,276          9,383,517          30,751,929
Dividends to shareholders:
    Net investment income
       Class A.............................  (      6,659,223)  (     33,650,699)   (     4,636,760)    (    20,220,882)
       Class B.............................  (     15,077,456)  (     31,374,091)   (     4,733,539)    (    10,500,770)
       First Southwest shares..............  (         91,234)           -0-                -0-                 -0-
       TRA Class...........................           -0-                -0-        (        13,218)    (        29,185)
Net realized gain on investments:
       Class A.............................  (          9,291)  (         26,511)           -0-         (           772)
       Class B.............................  (         16,713)  (         32,393)           -0-         (           319)
       First Southwest shares..............           -0-                -0-                -0-                 -0-
       TRA Class...........................           -0-                -0-                -0-         (             1)
Capital share transactions (Note 3):
       Class A.............................  (    353,039,581)  (    265,836,334)   (   242,775,216)    (     6,340,740)
       Class B.............................        27,023,068        459,310,430        184,260,032          80,711,382
       First Southwest shares..............       127,081,456            -0-                -0-                 -0-
       TRA Class...........................           -0-                -0-        (     1,056,999)            634,601
                                             ----------------   ----------------    ---------------     ---------------
       Total increase (decrease)...........  (    198,935,057)       194,927,678    (    59,572,183)         75,005,243
Net assets:
       Beginning of year...................     1,486,461,692      1,291,534,014        702,311,059         627,305,816
                                             ----------------   ----------------    ---------------     ---------------
       End of year.........................  $  1,287,526,635     $1,486,461,692    $   642,738,876     $   702,311,059
                                             ================   ================    ===============     ===============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


================================================================================
1. Summary of Accounting Policies

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Share Class. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio, the First Southwest Share Class of the Money Market Portfolio, and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The TRA Class Shares liquidated on August 30, 2002; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares of each portfolio, the First Southwest Share Class of the Money Market Portfolio and TRA Class of the U.S. Government Portfolio represent the same interest in the income and assets. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

The Manager has agreed to reimburse the Fund for its net operating expenses (exclusive of taxes, brokerage, interest and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended August 31, 2002.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of 1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio, the First Southwest Share Class of the Money Market Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares, the First Southwest Share Class of the Money Market Portfolio and the TRA Class of the U.S. Government Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest Share Class' average daily net assets.

During the year ended August 31, 2002, the Distributor voluntarily waived distribution fees of $5,868 for the First Southwest Share Class, of the Money Market Portfolio and shareholder servicing fees of $1,229 for the TRA Class of the U.S. Government Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $658,849 and $304,991 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich &Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $22,036 and $8,227 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets $2,381 and $1,454 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock

At August 31, 2002, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,287,526,635 and $642,738,876, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Money Market Portfolio                   U.S. Government Portfolio
                                         -----------------------------------       -----------------------------------
                                            Year Ended           Year Ended           Year Ended          Year Ended
                                              8/31/02             8/31/01               8/31/02             8/31/01
                                         ---------------     ---------------       ---------------     ---------------
Class A

Sold..................................     1,463,834,631       3,270,507,581           802,043,192       1,586,041,432
Issued on reinvestment of dividends...         6,372,957          31,181,540             4,418,635          20,178,468
Redeemed..............................   ( 1,823,247,169)    ( 3,567,525,455)      ( 1,049,237,043)    ( 1,612,560,640)
                                          --------------      --------------        --------------      --------------
Net increase (decrease)...............   (   353,039,581)    (   265,836,334)      (   242,775,216)    (     6,340,740)
                                          ==============      ==============        ==============      ==============

Class B

Sold..................................     1,427,210,648       2,059,880,227         1,144,999,978         948,950,977
Issued on reinvestment of dividends...        15,550,523          30,980,819             4,779,512          10,470,342
Redeemed..............................   ( 1,415,738,103)    ( 1,631,550,616)      (   965,519,458)    (   878,709,937)
                                          --------------      --------------        --------------      --------------
Net increase (decrease)...............        27,023,068         459,310,430           184,260,032          80,711,382
                                         ===============     ===============       ===============     ===============

                                          August 5, 2002
                                   (Commencement of Offering) to
                                          August 31, 2002
                                          ---------------

First Southwest Shares

Sold..................................       140,102,618
Issued on reinvestment of dividends...            97,780
Redeemed..............................   (    13,118,942)
                                          --------------
Net increase (decrease)...............       127,081,456
                                         ===============

TRA Class *

Sold........................................................................               277,760           1,594,857
Issued on reinvestment of dividends.........................................                12,641              29,686
Redeemed....................................................................       (     1,347,400)    (       989,942)
                                                                                    --------------      --------------
Net increase (decrease).....................................................       (     1,056,999)            634,601
                                                                                    ==============     ===============

* TRA Class shares liquidated on August 30, 2002.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Financial Highlights

                                                                  Money Market Portfolio
CLASS A                                                            Year Ended August 31,
-------                                        -----------------------------------------------------------
                                                  2002       2001         2000         1999         1998
                                               --------    --------     --------     ---------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.........    $  1.00     $  1.00      $  1.00      $   1.00     $  1.00
                                               --------    --------     --------     ---------    --------
Income from investment operations:
  Net investment income....................       0.014       0.045        0.050         0.042       0.047
Less distributions:
  Dividends from net investment income.....    (  0.014)   (  0.045)    (  0.050)    (   0.042)   (  0.047)
                                               --------    --------     --------     ---------    --------
Net asset value, end of year...............    $  1.00     $  1.00      $  1.00      $   1.00     $  1.00
                                               ========    ========     ========     =========    ========
Total Return...............................       1.44%       4.59%        5.16%         4.30%       4.80%
Ratios/Supplemental Data
Net assets, end of year (000)..............    $ 322,381   $ 675,289    $ 940,199    $1,193,420   $ 985,377
Ratios to average net assets:
  Expenses(a)..............................       0.97%       1.01%        0.99%         0.99%       0.97%
  Net investment income....................       1.56%       4.55%        5.02%         4.19%       4.57%
  Management and administration fees waived       0.00%       0.00%        0.01%         0.00%       0.02%
  Expenses paid indirectly.................       0.00%       0.00%        0.00%         0.00%       0.00%

(a)  Includes expenses paid indirectly

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights. (continued)

                                                                  Money Market Portfolio
CLASS B                                                            Year Ended August 31,
-------                                        -----------------------------------------------------------
                                                  2002       2001         2000         1999         1998
                                               --------    --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.........    $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
                                               --------    --------     --------     --------     --------
Income from investment operations:
  Net investment income....................       0.018       0.049        0.054        0.046        0.050
Less distributions:
  Dividends from net investment income         (  0.018)   (  0.049)    (  0.054)    (  0.046)    (  0.050)
                                               --------    --------     --------     --------     --------
Net asset value, end of year...............    $  1.00     $  1.00      $  1.00      $  1.00      $  1.00
                                               ========    ========     ========     ========     =========
Total Return...............................       1.80%       5.01%        5.58%        4.67%        5.16%
Ratios/Supplemental Data
Net assets, end of year (000)..............    $ 838,064   $ 811,173    $ 351,335    $ 297,248    $ 296,177
Ratios to average net assets:
  Expenses(a)..............................       0.61%       0.61%        0.60%        0.64%        0.62%
  Net investment income....................       1.78%       4.71%        5.58%        4.55%        5.07%
  Management and administration fees waived       0.00%       0.00%        0.01%        0.00%        0.02%
  Expenses paid indirectly.................       0.00%       0.00%        0.00%        0.00%        0.00%



(a)  Includes expenses paid indirectly












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Financial Highlights. (continued)

                                                       August 5, 2002
FIRST SOUTHWEST SHARES                          (Commencement of Offering) to
----------------------                                 August 31, 2002
                                                       ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............     $    1.00
                                                        -------------
Income from investment operations:
   Net investment income...........................          0.001
Less distributions:
   Dividends from net investment income............     (    0.001  )
                                                        -------------
Net asset value, end of period.....................     $    1.00
                                                        =============
Total Return.......................................          0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000)....................     $     127,082
Ratios to average net assets:
   Expenses (b)....................................          0.99%(c)
   Net investment income...........................          0.93%(c)
   Distribution fee waived.........................          0.06%(c)
   Expense paid indirectly.........................          0.00%(c)



   (a)  Not annualized
   (b)  Includes expenses paid indirectly
   (c)  Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Financial Highlights (continued)

                                                              U.S. Government Portfolio
CLASS A                                                         Year Ended August 31,
-------                                         ----------------------------------------------------------
                                                  2002        2001        2000         1999         1998
                                                --------    --------    --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                --------    --------    --------     --------     --------
Income from investment operations:
   Net investment income......................     0.014       0.044       0.048        0.040        0.047
Less distributions:
   Dividends from net investment income.......  (  0.014)   (  0.044)   (  0.048)    (  0.040)    (  0.047)
                                                --------    --------    --------     --------     --------
Net asset value, end of year..................  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                ========    ========    ========     ========     ========
Total Return..................................     1.39%       4.54%       4.95%        4.10%        4.82%
Ratios/Supplemental Data
Net assets, end of year (000).................  $ 241,906   $ 484,681   $ 491,022    $ 723,952    $ 752,497
Ratios to average net assets:
   Expenses(a)................................     0.89%       0.93%       0.94%        0.89%        0.87%
   Net investment income......................     1.46%       4.42%       4.77%        4.03%        4.71%
   Expenses paid indirectly...................     0.00%       0.00%       0.00%        0.00%        0.00%


(a)  Includes expenses paid indirectly


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Financial Highlights (continued)

                                                              U.S. Government Portfolio
CLASS B                                                         Year Ended August 31,
-------                                         ----------------------------------------------------------
                                                  2002        2001        2000         1999         1998
                                                --------    --------    --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                --------    --------    --------     --------     --------
Income from investment operations:
   Net investment income......................     0.017       0.048       0.052        0.043        0.050
Less distributions:
   Dividends from net investment income.......  (  0.017)   (  0.048)   (  0.052)    (  0.043)    (  0.050)
                                                --------    --------    --------     --------     --------
Net asset value, end of year..................  $  1.00     $  1.00     $  1.00      $  1.00      $  1.00
                                                ========    ========    ========     ========     ========
Total Return..................................     1.69%       4.91%       5.32%        4.44%        5.15%
Ratios/Supplemental Data
Net assets, end of year (000).................  $ 400,833   $ 216,573   $ 135,862    $ 117,996    $  70,168
Ratios to average net assets:
   Expenses(a)................................     0.58%       0.58%       0.58%        0.56%        0.55%
   Net investment income......................     1.61%       4.77%       5.23%        4.32%        5.03%
   Expenses paid indirectly...................     0.00%       0.00%       0.00%        0.00%        0.00%


(a)  Includes expenses paid indirectly


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================
To the Board of Trustees and Shareholders of Short Term Income Fund





In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio (constituting Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1998 were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.









PricewaterhouseCoopers LLP
New York, New York
October 18, 2002












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                           August 31, 2002+
------------------------ ------------- --------------- ----------------------------- ---------------------- ---------------
                                                                                      Number of Portfolios       Other
                          Position(s)   Term of Office  Principal Occupation(s)               in             Directorships
                           Held with    and Length of         During Past                 Fund Complex          held by
  Name, Address*,            Fund        Time Served            5 Years               Overseen by Director      Director
      and Age                                                                              or Officer
------------------------ ------------- --------------- ----------------------------- ---------------------- ---------------
Disinterested Directors:
------------------------ ------------- --------------- ----------------------------- ---------------------- ---------------
Dr. W. Giles               Director          1980       Professor of Business         Director/Trustee of         N/A
Mellon,                                                 Administration in the         ten other portfolios
Age 71                                                  Graduate School of
                                                        Management, Rutgers
                                                        University with which he
                                                        has been associated with
                                                        since 1966.
------------------------ ------------- --------------- ----------------------------- ---------------------- ---------------
Robert Straniere,          Director          1983       Owner, Straniere Law Firm     Director/Trustee of      WPG Funds
Esq., Age 61                                            since 1980 and counsel at     ten other portfolios       Group
                                                        Fisher, Fisher & Berger
                                                        since 1995.
------------------------ ------------- --------------- ----------------------------- ---------------------- ---------------
Dr. Yung Wong,             Director          1980       Managing Director of Abacus   Director/Trustee of         N/A
Age 64                                                  Associates, an investment     ten other portfolios
                                                        firm, since 1996.
------------------------ ------------- --------------- ----------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                            Directors and Officers Information (continued)
                                                           August 31, 2002+
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------
                                                                                          Number of Portfolios       Other
                             Position(s)    Term of Office    Principal Occupation(s)             in              Directorships
                              Held with     and Length of           During Past                Fund Complex          held by
   Name, Address*,              Fund         Time Served              5 Years             Overseen by Director      Director
       and Age                                                                                 or Officer
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------

Interested Director/Officers:
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------
Steven W. Duff,             President and        1994       Manager and President of      Director/Trustee             N/A
Age 49                       Director**                     Reich & Tang Asset            and/or Officer of
                                                            Management, LLC ("RTAM,       fifteen other
                                                            LLC"), a registered           portfolios
                                                            Investment Advisor.
                                                            Associated with RTAM, LLC
                                                            since 1994.
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------
Richard De Sanctis,         Treasurer and        1994       Executive Vice President,     Officer of fifteen           N/A
Age 46                        Assistant                     CFO of RTAM, LLC.             other portfolios
                              Secretary                     Associated with RTAM, LLC
                                                            since 1990.
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------
Molly Flewharty,            Vice President       1995       Senior Vice President of      Officer of fifteen           N/A
Age 51                                                      RTAM, LLC.  Associated with   other portfolios
                                                            RTAM, LLC since 1977.
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------
Rosanne Holtzer,            Secretary and        1998       Senior Vice President of      Officer of fifteen           N/A
Age 38                        Assistant                     RTAM, LLC.  Associated with   other portfolios
                              Treasurer                     RTAM, LLC since 1986.
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------
Lesley M. Jones,            Vice President       1995       Senior Vice President of      Officer of nine other        N/A
Age 54                                                      RTAM, LLC.  Associated with   portfolios
                                                            RTAM, LLC since 1973.
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------
Dana E. Messina,            Vice President       1995       Executive Vice President of   Officer of twelve            N/A
Age 46                                                      RTAM, LLC.  Associated with   other portfolios
                                                            RTAM, LLC since 1980.
-------------------------- --------------- --------------- ----------------------------- ----------------------- ---------------

+ The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") director and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020










STIF8/02A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












       SHORT TERM
       INCOME
       FUND, INC.






















                                  Annual Report
                                 August 31, 2002